Employee Benefits - Schedule of Balance of Employee Benefits (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Balance of Employee Benefits [Abstract]
Defined benefit plans	$ 37,155	$ 38,106
Long-term benefit plan	1,676	1,815
Total employee benefits	38,831	39,921
Current	4,055	4,703
Non-current	$ 34,776	$ 35,218